Summary of Significant Accounting Policies - Summary of Separation Related Adjustments (Detail) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Cash and cash equivalents	$ 77,941,371				$ 14,376,523				$ 0
Related party receivable	205,358				220,000				0
Other current assets	2,974,478				6,274,397				4,110
Total current assets	333,113,402				20,870,920				49,548
Capitalized software, net	0				699,753	$ 2,747,944	$ 201,876	$ 106,607	23,443	$ 16,005
Total assets	333,532,123				21,570,673				72,991
Current liabilities
Accounts payable	2,963,007				877,641				846,988
Related party payables	14,394,340				8,642,340				0
Derivative financial instruments	6,982,500				32,226				0
Other payables	3,677,865				616,156				199,278
Total current liabilities	28,017,712				10,168,363				1,046,266
Other noncurrent payables	838,845				702,921				40,578
Total liabilities	28,856,557				10,871,284				1,086,844
Net parent equity
Net parent investment					10,731,615				(1,059,291)
Accumulated other comprehensive income (loss)	0				(32,226)				45,438
Total net parent equity	304,675,566	$ 307,650,450	$ 746,537		10,699,389	$ 13,877,344	$ (1,927,301)	$ (569,476)	(1,013,853)	$ (479,205)	$ (321,207)
Total liabilities and net parent equity	$ 333,532,123				21,570,673				72,991
Separation-related adjustment
Current:
Cash and cash equivalents				$ (8)
Related party receivable				0
Other current assets				(8,567)
Total current assets				(8,575)
Capitalized software, net				(699,753)
Total assets				(708,328)
Current liabilities
Accounts payable				(718,232)
Related party payables				1,110,032
Derivative financial instruments				(32,226)
Other payables				(94,361)
Total current liabilities				265,213
Other noncurrent payables				(297,921)
Total liabilities				(32,708)
Net parent equity
Net parent investment				(707,846)
Accumulated other comprehensive income (loss)				32,226
Total net parent equity				(675,620)	(675,620)
Total liabilities and net parent equity				(708,328)
Adjusted Balance
Current:
Cash and cash equivalents				14,376,515
Related party receivable				220,000
Other current assets				6,265,830
Total current assets				20,862,345
Capitalized software, net				0
Total assets				20,862,345
Current liabilities
Accounts payable				159,409
Related party payables				9,752,372
Derivative financial instruments				0
Other payables				521,795
Total current liabilities				10,433,576
Other noncurrent payables				405,000
Total liabilities				10,838,576
Net parent equity
Net parent investment				10,023,769
Accumulated other comprehensive income (loss)				0
Total net parent equity				10,023,769	$ 10,023,769				$ (1,013,853)
Total liabilities and net parent equity				$ 20,862,345